Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Other Comprehensive income/(loss)	Accumulated deficit	Acquisition of 33% of Interchart (Note 9)	Acquisition of 33% of Interchart (Note 9) Common Stock	Acquisition of 33% of Interchart (Note 9) Additional Paid-in Capital	Merger & Pappas Transaction (Note 1)	Merger & Pappas Transaction (Note 1) Common Stock	Merger & Pappas Transaction (Note 1) Additional Paid-in Capital	Heron Transaction in escrow account (Note 1)	Heron Transaction in escrow account (Note 1) Common Stock	Heron Transaction in escrow account (Note 1) Additional Paid-in Capital	Excel Transactions (Note 1)	Excel Transactions (Note 1) Common Stock	Excel Transactions (Note 1) Additional Paid-in Capital	Oceanbulk Maritime (Note 3)	Oceanbulk Maritime (Note 3) Common Stock	Oceanbulk Maritime (Note 3) Additional Paid-in Capital
BALANCE, value at Dec. 31, 2012	$ 116,746	$ 54	$ 520,946	$ 0	$ (404,254)
BALANCE, shares at Dec. 31, 2012		5,400,810
Net income / (loss)	1,850				1,850
Other comprehensive loss	0
Issuance of common stock (Note 9), value	146,022	$ 234	145,788
Issuance of common stock (Note 9), shares		23,388,861
Issuance of vested and non-vested shares and amortization of stock-based compensation (Note 13), value	1,488	$ 3	1,485
Issuance of vested and non-vested shares and amortization of stock-based compensation (Note 13), shares		270,000
BALANCE, value at Dec. 31, 2013	266,106	$ 291	668,219	0	(402,404)
BALANCE, shares at Dec. 31, 2013		29,059,671
Net income / (loss)	(11,723)				(11,723)
Other comprehensive loss	(378)			(378)
Issuance of common stock (Note 1 and Note 9), value						$ 328		$ 328	$ 616,272	$ 520	$ 615,752	$ 25,079	$ 21	$ 25,058	$ 252,784	$ 257	$ 252,527
Issuance of common stock (Note 1 and Note 9), shares							22,598			51,988,494			2,115,706			25,659,425
Issuance of vested and non-vested shares and amortization of stock-based compensation (Note 13), value	5,834	$ 5	5,829
Issuance of vested and non-vested shares and amortization of stock-based compensation (Note 13), shares		580,342
BALANCE, value at Dec. 31, 2014	1,154,302	$ 1,094	1,567,713	(378)	(414,127)
BALANCE, shares at Dec. 31, 2014		109,426,236
Net income / (loss)	(458,177)				(458,177)
Other comprehensive loss	(838)			(838)
Amortization of stock-based compensation (Note 13)	2,684		2,684
Issuance of common stock (Note 9), value	417,797	$ 1,053	416,744
Issuance of common stock (Note 9), shares		105,250,418
Issuance of vested and non-vested shares and amortization of stock-based compensation (Note 13), value	19,308	$ 42	19,266
Issuance of vested and non-vested shares and amortization of stock-based compensation (Note 13), shares		4,257,887
Issuance of shares for commission to Oceanbulk Maritime (Note 3), value																		$ 282	$ 2	$ 280
Issuance of shares for commission to Oceanbulk Maritime (Note 3), shares																			171,171
BALANCE, value at Dec. 31, 2015	$ 1,135,358	$ 2,191	$ 2,006,687	$ (1,216)	$ (872,304)
BALANCE, shares at Dec. 31, 2015		219,105,712